UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21866

Highland Funds I
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:    (877) 665-1287

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2007	Highland Equity Opportunities Fund

Shares		Value ($)

Common Stocks - 65.2%

AEROSPACE - 0.3%
6,903	Northwest Airlines Corp. (a)	125,497

BROADCASTING - 3.3%
32,389	Comcast Corp., Class A (a)	665,270
19,025	National CineMedia, Inc.	526,612

		1,191,882

CABLE/WIRELESS VIDEO - 2.4%
32,910	Time Warner Cable, Inc., Class A (a)	856,647

CHEMICALS - 2.7%
26,822	Georgia Gulf Corp.	199,555
5,480	Mosaic Co. (a)	378,942
47,619	Tronox, Inc., Class A	392,857

		971,354

ENERGY - 5.2%
9,051	Devon Energy Corp.	749,513
25,554	Halliburton Co.	935,532
1,260	SandRidge Energy, Inc. (a)	40,005
3,031	Southwestern Energy Co. (a)	150,853

		1,875,903

FINANCIAL - 4.0%
63,326	Jer Investors Trust, Inc., REIT	619,328
8,658	Lehman Brothers Holdings Inc.	542,250
6,938	Metavante Technologies, Inc. (a)	158,048
3,424	SLM Corp.	130,386

		1,450,012

FOREST PRODUCTS - CONTAINERS - 6.6%
85,956	Graphic Packaging Corp. (a)	352,420
12,200	Louisiana-Pacific Corp.	187,636
25,369	Weyerhaeuser Co.	1,856,503

		2,396,559

GAMING/LEISURE - 4.7%
17,386	Penn National Gaming, Inc. (a)	1,035,336
12,130	Starwood Hotels & Resorts Worldwide, Inc.	651,139

		1,686,475

HEALTHCARE - 6.7%
16,240	Kindred Healthcare, Inc. (a)	399,017
6,267	Omnicare, Inc.	159,683
31,800	PDL BioPharma, Inc. (a)	563,178
41,759	PSS World Medical, Inc. (a)	800,937
11,225	Teva Pharmaceutical Industries Ltd., SP ADR	500,972

		2,423,787

HOUSING - 0.8%
7,961	Mariott International Inc., Class A	298,538

INFORMATION TECHNOLOGY - 1.2%
25,250	Symantec Corp. (a)	449,450

Shares		Value ($)

MEDIA/TELECOMMUNICATIONS - 2.4%
85,583	Entravision Communications Corp., Class A (a)	640,161
3,996	Gannett Co.	146,853
1,869	R.H. Donnelley Corp. (a)	83,021

		870,035

METALS/MINERALS - 6.6%
56,575	Alcoa Inc.	2,057,633
7,667	Temple-Inland Inc.	352,452

		2,410,085

RETAIL - 2.4%
29,251	Macy’s, Inc.	867,292

SERVICE - 3.4%
11,497	Digital Reality Trust, Inc., REIT	438,726
6,634	ProLogis, REIT	433,996
9,975	Walgreen Co.	364,985

		1,237,707

TELECOMMUNICATIONS - 1.2%
12,444	Loral Space & Communications Inc. (a)	426,083

TRANSPORTATION - SHIPPING - 2.7%
9,945	FedEx Corp.	979,284

UTILITIES - 2.9%
12,809	Exelon Corp.	1,038,426

WIRELESS COMMUNICATIONS - 5.7%
51,715	Clearwire Corp., Class A (a)	805,202
261,201	ICO Global Communications Holdings Ltd. (a)	1,029,132
13,658	Metropcs Communications, Inc. (a)	233,552

		2,067,886

	Total Common Stocks (Cost $24,631,049)	23,622,902

Total Investments - 65.2%		23,622,902

(cost of $24,631,049) (b)
Other Assets & Liabilities, Net - 34.8%		12,603,488

Net Assets - 100.0%		36,226,390

See accompanying Notes to Investment Portfolio.	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Equity Opportunities Fund

Investments sold short outstanding as of November 30, 2007.

Equity Security	Shares	Value

D.R. Horton, Inc.	56,859	$680,602
ENSCO International, Inc.	13,220	711,897
iShares Russell 2000 Index Fund, ETF	4,300	329,251
McClatchy Co., Class A	7,798	105,351
Mohawk Industries, Inc. (a)	2,459	197,802
Polars Industries Inc.	21,772	991,932
Tiffany & Co.	32,446	1,506,468
UltraShort Financials Proshares, ETF	10,770	980,932
Verizon Communications Inc.	7,500	324,075
Whole Foods Market, Inc.	15,556	669,064

Total Investments sold short (Proceeds $6,836,758)		$6,497,373

(a)	Non-income producing security.

(b)	Cost for U.S. federal income tax purposes is $24,631,049. Unrealized appreciation and depreciation is as follows:

	Gross unrealized appreciation	$929,290
	Gross unrealized depreciation	(1,937,437)

	Net unrealized depreciation	$(1,008,147)

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Investment Portfolio.	2

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2007	Highland High Income Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 12.8%
ENERGY - OTHER ENERGY - 3.4%
	Coffeyville Resources, LLC
40,711	Funded Letter of Credit, 5.26%, 12/28/10	38,472
132,772	Tranche D Term Loan, 8.48%, 12/30/13	128,955

		167,427

TELECOMMUNICATIONS - 4.5%
	Univision Communications, Inc.
241,611	Initial Term Loan, 7.61%, 09/29/14 (d)	222,699

WIRELESS - CELLULAR/PCS - 4.9%
	MetroPCS Wireless, Inc.
249,370	New Tranche B Term Loan, 7.30%, 11/04/13	239,742

	Total Senior Loans (Cost $655,786)	629,868

Corporate Notes - 70.7%
CABLE/WIRELESS VIDEO - 3.8%
	CCH I LLC/CCH I Capital Co.
28,000	Senior Secured Notes, 11.00%, 10/01/15	24,500
	CCH I Holdings, LLC
250,000	Senior Unsecured Notes, 10.00%, 05/15/14	160,625

		185,125

CONSUMER NON-DURABLES - 4.4%
	Solo Cup Co.
250,000	Senior Subordinated Notes, 8.50%, 02/15/14	217,500

ENERGY - EXPLORATION & PRODUCTION - 7.9%
	Energy XXI Gulf Coast, Inc.
250,000	Senior Unsecured Notes, 10.00%, 06/15/13	238,750
	McMoran Exploration Co.
100,000	Senior Unsecured Notes, 11.88%, 11/15/14	101,250
	Parallel Petroleum Corp.
50,000	Senior Unsecured Notes, 10.25%, 08/01/14 (b)	50,000

		390,000

FINANCIAL - 4.4%
	HUB International Holdings, Inc.
250,000	Senior Subordinated Notes, 10.25%, 06/15/15 (b)	215,625

FOOD/TOBACCO - BEVERAGES & BOTTLING - 9.5%
	Pinnacle Foods Finance LLC
250,000	Senior Subordinated Notes, 10.63%, 04/01/17 (b)	221,250
	Tropicana Entertainment LLC Finance Corp.
351,000	Senior Subordinated Notes, 9.63%, 12/15/14	245,700

		466,950

Principal Amount ($)		Value ($)

GAMING/LEISURE - OTHER LEISURE - 3.3%
	Six Flags, Inc.
227,000	Senior Unsecured Notes, Convertible, 4.50%, 05/15/15	162,872

HEALTHCARE - ACUTE CARE - 1.7%
	HCA, Inc.
100,000	Senior Unsecured Notes, 7.69%, 06/15/25	81,586

HEALTHCARE - ALTERNATE SITE SERVICES - 7.4%
	LifeCare Holdings, Inc.
250,000	Senior Subordinated Notes, 9.25%, 08/15/13	148,750
	Select Medical Corp.
250,000	Senior Subordinated Notes, 7.63%, 02/01/15	213,750

		362,500

HOUSING - REAL ESTATE DEVELOPMENT - 5.4%
	Realogy Corp.
120,000	Senior Subordinated Notes, 12.38%, 04/15/15 (b)	78,900
250,000	Senior Unsecured Notes, 10.50%, 04/15/14 (b)	188,750

		267,650

INFORMATION TECHNOLOGY - 4.7%
	Freescale Semiconductor, Inc.
250,000	Senior Unsecured Notes, 8.88%, 12/15/14	229,687

RETAIL - 4.4%
	Blockbuster, Inc.
250,000	Senior Subordinated Notes, 9.00%, 09/01/12	213,750

TELECOMMUNICATIONS - 8.6%
	Digicel Group, Ltd.
250,000	Senior Unsecured Notes, PIK, 9.13%, 01/15/15 (b)	224,375
	Univision Communications, Inc.
212,000	Senior Unsecured Notes, PIK, 9.75%, 03/15/15 (b)	198,220

		422,595

TRANSPORTATION - AUTO - 5.2%
	Delphi Corp.
58,000	Senior Unsecured Notes, 6.50%, 05/01/09 (c)	40,600
	Motor Coach Industries International, Inc.
250,000	Senior Unsecured Notes, 11.25%, 05/01/09	213,125

		253,725

	Total Corporate Notes (Cost $4,019,894)	3,469,565

See accompanying Notes to Investment Portfolio.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland High Income Fund

Value ($)

Total Investments - 83.5%	4,099,433

(cost of $4,675,680) (e)
Other Assets & Liabilities, Net - 16.5%	810,809

Net Assets - 100.0%	4,910,242

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2007. Senior loans, while exempt from registration under the Security Act of 1933 (the “1933 Act”), as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)

Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirment of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2007, these securities amounted to $1,177,120 or 24.1% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(d)

Senior Loan Notes have additional unfunded loan commitments. As of November 30, 2007, the Portfolio had unfunded loan commitments of $7,717, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

Univision Comminications, Inc.	$7,717

$7,717

(e)	Cost for U.S. federal income tax purposes is $4,675,680. Unrealized appreciation and depreciation is as follows:

	Gross Unrealized appreciation	$3,048
	Gross Unrealized depreciation	(579,295)

	Net Unrealized depreciation	$(576,247)

PIK	Payment in Kind

See accompanying Notes to Investment Portfolio.	4

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2007	Highland Income Fund

Principal Amount ($)		Value ($)

Corporate Notes- 72.2%
BROADCASTING - 7.7%
	Time Warner, Inc.
250,000	5.88%, 11/15/16	245,263
	Viacom, Inc.
250,000	Senior Notes, 6.25%, 04/30/16	255,001

		500,264

CABLE - US CABLE - 3.9%
	Comcast Corp.
250,000	5.90%, 03/15/16	252,204

CABLE/WIRELESS VIDEO - 1.5%
	CCH I LLC/CCH I Capital Co.
113,000	Senior Secured Notes, 11.00%, 10/01/15	98,875

CONSUMER NON-DURABLES - 3.4%
	Solo Cup Co.
250,000	Senior Subordinated Notes, 8.50%, 02/15/14	217,500

ENERGY - EXPLORATION & PRODUCTION - 5.3%
	Energy XXI Gulf Coast
250,000	Senior Unsecured Notes, 10.00%, 06/15/13 (a)	238,750
	McMoran Exploration Co.
100,000	Senior Unsecured Notes, 11.88%, 11/15/14	101,250

		340,000

FINANCIAL - 3.3%
	HUB International Holdings, Inc.
250,000	Senior Subordinated Notes, 10.25%, 06/15/15 (a)	215,625

FOOD/TOBACCO - BEVERAGES & BOTTLING - 3.4%
	Pinnacle Foods Finance LLC
250,000	Senior Subordinated Notes, 10.63%, 04/01/17 (a)	221,250

GAMING/LEISURE - OTHER LEISURE - 2.7%
	Tropicana Entertainment LLC FInance Corp.
250,000	Senior Subordinated Notes, 9.63%, 12/15/14	175,000

HEALTHCARE - ACUTE CARE - 1.3%
	HCA, Inc.
100,000	Senior Unsecured Notes, 7.69%, 06/15/25	81,586

HEALTHCARE - ALTERNATE SITE SERVICES - 3.3%
	Select Medical Corp.
250,000	Senior Subordinated Notes, 7.63%, 02/01/15	213,750

HEALTHCARE - MEDICAL PRODUCTS - 3.9%
	Teva Pharmaceutical Finance LLC
250,000	Senior Unsecured Notes, 5.55%, 02/01/16	252,050

Principal Amount ($)		Value ($)

HOUSING - REAL ESTATE DEVELOPMENT - 3.0%
	Realogy Corp.
120,000	Senior Subordinated Notes, 12.38%, 04/15/15(a)	78,900
150,000	Senior Unsecured Notes, 10.50%, 04/15/14(a)	113,250

		192,150

INFORMATION TECHNOLOGY - 3.6%
	Freescale Semiconductor, Inc.
250,000	Senior Unsecured Notes, 8.88%, 12/15/14	229,688

MANUFACTURING - 4.0%
	Black & Decker
250,000	Senior Unsecured Notes, 5.75%, 11/15/16	255,333

RETAIL - 6.9%
	Blockbuster, Inc.
250,000	Senior Subordinated Notes, 9.00%, 09/01/12	213,750
	Macy’s Retail Holdings, Inc.,
250,000	5.90%, 12/01/16	234,012

		447,762

TELECOMMUNICATIONS - 10.5%
	Digicel Group, Ltd.
250,000	Senior Unsecured Notes, PIK, 9.13%, 01/15/15 (a)	224,375
	Univision Communications, Inc.
213,000	Senior Unsecured Notes, PIK, 9.75%, 03/15/15 (a)	199,155
	Verizon Communications
250,000	Senior Unsecured Notes, 5.55%, 02/15/16	252,550

		676,080

TRANSPORTATION - AUTO - 0.7%
	Delphi Corp.
67,000	Senior Unsecured Notes, 6.50%, 05/01/09 (b)	46,900

UTILITIES - 3.8%
	Dominion Resources, Inc.
250,000	Senior Unsecured Notes, 5.00%, 03/15/13	244,510

	Total Corporate Notes (Cost $4,961,980)	4,660,527

Total Investments - 72.2%		4,660,527

(cost of $4,961,980) (c)
Other Assets & Liabilities, Net - 27.8%		1,796,510

Net Assets - 100.0%		6,457,037

See accompanying Notes to Investment Portfolio	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Income Fund

(a)

Rule 144A securities - Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2007, the market value of these securities aggregated to $1,291,305 or 20.00% of net assets. These securities have been determined by the investment adviser to be readly marketable.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued.

(c)	Cost for U.S. federal income tax purposes is $4,961,980. Unrealized appreciation and depreciation is as follows:

Gross unrealized appreciation	$14,692
Gross unrealized depreciation	(316,145)

Net unrealized depreciation	$(301,453)

PIK	Payment in Kind

See accompanying Notes to Investment Portfolio.	6

NOTES TO INVESTMENT PORTFOLIO

Security Valuation

The value of each Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by Highland, in good faith in accordance with procedures approved by the Funds’ Board of Trustees. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

7

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Funds I

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s / James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 7, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	January 7, 2008

* Print the name and title of each signing officer under his or her signature.